Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue	$ 2,969	$ 4,292	$ 5,585
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,051	1,070	1,308
PC-Based Online Sports Games
Revenue from External Customer [Line Items]
Revenue	1,539	2,696	3,395
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	338	464	801
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 41	$ 62	$ 81